Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Wearable Devices Ltd.
Entity Central Index Key	0001887673
Entity File Number	001-41502
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	5 Ha-Tnufa Street
Entity Address, Address Line Two	Yokne’am Illit
Entity Address, City or Town	Israel
Entity Address, Country	IL
Entity Address, Postal Zip Code	2066736
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	707,463
Ordinary Shares, no par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	WLDS
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Ordinary Shares
Trading Symbol	WLDSW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Asher Dahan
Contact Personnel Email Address	asher.dahan@wearabledevices.co.il
Entity Address, Address Line One	5 Ha-Tnufa Street
Entity Address, Address Line Two	Yokne’am Illit
Entity Address, City or Town	Israel
Entity Address, Country	IL
Entity Address, Postal Zip Code	2066736
Entity Phone Fax Numbers [Line Items]
City Area Code	972
Local Phone Number	4.6185670